Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Supplemental Information on Oil and Gas Producing Activities (Unaudited) [Abstract]
Proved Developed, Producing	$ 17
Proved Developed, Non-Producing
Total Proved Developed
Proved Undeveloped
Total Proved	$ 17